Share Purchase Warrants - Continuity schedule for share purchase warrants (Details) - Share purchase warrants - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Balance of warrants			16,000,000
Warrant exercise price			$ .10
Warrants expired	(16,000,000)
Expired warrants exercise price	$ .10